Warrant Liability (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		0 Months Ended			0 Months Ended
	May 31, 2007 Warrants - Loan Agreement	Dec. 31, 2008 Warrants - Loan Agreement Reorganization [Member]	Jan. 21, 2011 Warrants - Series D Agreement	Jan. 21, 2011 Warrants - Series D Agreement Minimum [Member]	Jan. 21, 2011 Warrants - Series D Agreement Maximum [Member]	Aug. 12, 2014 Reverse acquisition - YIDI [Member] Exchange of Warrants to Purchase Convertible Preferred Stock [Member]	Sep. 16, 2014 Private Placement [Member]	Aug. 12, 2014 Private Placement [Member]
Number of shares to be converted by warrant pre-exchange (shares)						201,178
Number of shares to be converted by warrant post-exchange (shares)						5,029,865
Number of warrants		124,160
Exercise price of warrants (per share)	$ 1.12	$ 0.76	$ 1.06
Date exercisable			Oct. 12, 2012
Number of shares to be converted by warrant issued (shares)			4,728,191
Average exercise price (in dollars per share)						$ 26.63
Common stock average price (in dollars per share)						$ 1.07
Fair value of the warrants issued	$ 73
Risk-free interest rate	4.58%					1.025%
Dividend yield	0.00%					0.00%
Expected volatility	70.00%					50.00%
Expected term (years)	10 years					3 years 6 months
Share price (in dollars per share)				$ 0.85	$ 1.27		$ 2.50	$ 2.00